Cover	Jun. 17, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35366
Entity Registrant Name	Fortress Biotech, Inc.
Entity Central Index Key	0001429260
Entity Tax Identification Number	20-5157386
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Gansevoort Street
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	781
Local Phone Number	652-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	FBIO
Security Exchange Name	NASDAQ
9.375% Series A Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	9.375% Series A Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	FBIOP
Security Exchange Name	NASDAQ